Property, Plant and Equipment - Summary of Net Property, Plant and Equipment (Details) - Distribution Systems - USD ($) $ in Millions	3 Months Ended	24 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 5,997.2	$ 5,956.7	$ 5,737.1
Less accumulated depreciation	(3,466.8)	(3,384.9)	(3,054.1)
Net property, plant and equipment	2,530.4	2,571.8	2,683.0
Land
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	33.0	33.0	29.1
Building and Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	308.4	305.5	298.3
Poles
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	223.4	223.0	217.1
Fiber
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,850.7	1,841.2	1,685.4
Copper
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	3,439.0	3,430.8	3,373.2
Conduit
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	89.5	89.2	89.0
Construction in progress
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 53.2	$ 34.0	$ 45.0
Minimum | Building and Improvements
Property Plant And Equipment [Line Items]
Depreciable Lives	3 years	3 years
Minimum | Poles
Property Plant And Equipment [Line Items]
Depreciable Lives	13 years	13 years
Minimum | Fiber
Property Plant And Equipment [Line Items]
Depreciable Lives	7 years	7 years
Minimum | Copper
Property Plant And Equipment [Line Items]
Depreciable Lives	7 years	7 years
Minimum | Conduit
Property Plant And Equipment [Line Items]
Depreciable Lives	13 years	13 years
Maximum | Building and Improvements
Property Plant And Equipment [Line Items]
Depreciable Lives	40 years	40 years
Maximum | Poles
Property Plant And Equipment [Line Items]
Depreciable Lives	40 years	40 years
Maximum | Fiber
Property Plant And Equipment [Line Items]
Depreciable Lives	40 years	40 years
Maximum | Copper
Property Plant And Equipment [Line Items]
Depreciable Lives	40 years	40 years
Maximum | Conduit
Property Plant And Equipment [Line Items]
Depreciable Lives	47 years	47 years